Intangibles (Lease premium and related accumulated amortization) (Details) - Lease Premium - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 67,606	$ 73,300
Accumulated amortization	(47,851)	(48,356)
Finite-lived intangible assets	$ 19,755	$ 24,944